Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Share capital	Share premium	Treasury shares	Accumulated losses	Currency Translation Differences	Total
Balance, beginning of period at Dec. 31, 2020	SFr 1,538	SFr 346,890	SFr (100)	SFr (132,850)		SFr 215,478
Net income/(loss) for the period				(72,996)		(72,996)
Other comprehensive income/(loss)				956		956
Total comprehensive loss, net of tax				(72,040)		(72,040)
Share-based payments				4,126		4,126
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		12,097	24			12,121
Issuance of shares, net of transaction costs:
IPR&D asset purchase	130	49,741				49,871
Asset acquisition - common shares	12	4,587				4,599
Conversion note agreement	61	16,683				16,744
Held as treasury shares	48		(48)
Restricted share awards	1	171		(178)		(6)
Exercise of options	4	1,082				1,086
Balance, end of period at Dec. 31, 2021	1,794	431,251	(124)	(200,942)		231,979
Net income/(loss) for the period				(70,753)		(70,753)
Other comprehensive income/(loss)				4,426	SFr 10	4,436
Total comprehensive loss, net of tax				(66,327)	10	(66,317)
Share-based payments				3,330		3,330
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		(8)	0			(8)
Issuance of shares, net of transaction costs:
Restricted share awards	0	76		(76)		0
Exercise of options	3	4				7
Balance, end of period at Dec. 31, 2022	1,797	431,323	(124)	(264,015)	10	168,991
Net income/(loss) for the period				(54,233)		(54,233)
Other comprehensive income/(loss)				(1,669)	(61)	(1,730)
Total comprehensive loss, net of tax				(55,902)	(61)	(55,963)
Share-based payments				4,365		4,365
Proceeds from public offerings, net of underwriting fees, transaction costs and stamp duty	286	40,249				40,535
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		2,631	19			2,650
Issuance of shares, net of transaction costs:
Restricted share awards	5	645		(645)		5
Exercise of options	1	59				60
Balance, end of period at Dec. 31, 2023	SFr 2,089	SFr 474,907	SFr (105)	SFr (316,197)	SFr (51)	SFr 160,643